Inventory (Tables)	9 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Disclosure of inventories [Table Text Block]
	December 31, 2024	March 31, 2024

Parts	$4,307,870	$3,855,668
Work in Process	13,090,133	14,341,949
Finished Goods	10,769,067	13,813,014

Total	$28,167,070	$32,010,631